Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust II
Entity Central Index Key	0001265389
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000027935 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer AMT-Free Municipal Fund
Class Name	Class A
Trading Symbol	PBMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 1.56%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return USD Index, returned 1.25%. The performance benchmark, the Bloomberg Municipal Bond Total Return USD Index, returned 1.05% over the period.
  The key drivers of relative outperformance for the period were individual security selection and sector allocation. The Fund’s long duration positioning relative to the performance benchmark detracted from benchmark relative performance during the period.
  Security selection in the hospitals, transportation and leasing sectors contributed to benchmark relative returns.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and education sectors detracted slightly from benchmark relative performance.
  Underweight to state & local general obligation bonds, and overweights to hospitals and IDR/PCR municipal bonds also contributed to benchmark relative performance.
  An overweight to the higher education sector and underweight positioning to taxable municipal bonds also detracted from benchmark relative performance.
  From a ratings perspective, an overweight to AAA rating tier of municipal bonds and an underweight to the single A rating tier of municipal bonds relative to the benchmark detracted from benchmark relative returns, as lower quality municipal bonds outperformed higher rated AAA and A municipal bonds. An out-of-benchmark allocation to below investment grade municipal bonds was additive to benchmark relative performance during the period.
  The top performing state exposures in the Fund included: New York, California, and New Jersey. State exposures in Massachusetts, Florida and Ohio detracted from benchmark relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return USD Index and the Bloomberg Municipal Bond Total Return USD Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-3.04%	-1.20%	1.35%
Class A (without sales charge)	1.56%	-0.29%	1.82%
Bloomberg U.S. Aggregate Bond Total Return USD Index	1.25%	-0.33%	1.35%
Bloomberg Municipal Bond Total Return USD Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 712,852,214
Holdings Count | Holding	155	[1]
Advisory Fees Paid, Amount	$ 3,438,257
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$712,852,214%
Total number of portfolio holdings	155^^
Total advisory fee paid	$3,438,257
Portfolio turnover rate	76%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2024 ) *
New York	13.4%
Texas	11.4%
Florida	10.6%
California	7.9%
Virginia	7.0%
Ohio	6.8%
Pennsylvania	6.0%
Massachusetts	5.4%
Illinois	4.6%
Arizona	2.3%
Other States	24.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000027937 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer AMT-Free Municipal Fund
Class Name	Class C
Trading Symbol	MNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.54%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 0.79%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return USD Index, returned 1.25%. The performance benchmark, the Bloomberg Municipal Bond Total Return USD Index, returned 1.05% over the period.
  The key drivers of relative outperformance for the period were individual security selection and sector allocation. The Fund’s long duration positioning relative to the performance benchmark detracted from benchmark relative performance during the period.
  Security selection in the hospitals, transportation and leasing sectors contributed to benchmark relative returns.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and education sectors detracted slightly from benchmark relative performance.
  Underweight to state & local general obligation bonds, and overweights to hospitals and IDR/PCR municipal bonds also contributed to benchmark relative performance.
  An overweight to the higher education sector and underweight positioning to taxable municipal bonds also detracted from benchmark relative performance.
  From a ratings perspective, an overweight to AAA rating tier of municipal bonds and an underweight to the single A rating tier of municipal bonds relative to the benchmark detracted from benchmark relative returns, as lower quality municipal bonds outperformed higher rated AAA and A municipal bonds. An out-of-benchmark allocation to below investment grade municipal bonds was additive to benchmark relative performance during the period.
  The top performing state exposures in the Fund included: New York, California, and New Jersey. State exposures in Massachusetts, Florida and Ohio detracted from benchmark relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return USD Index and the Bloomberg Municipal Bond Total Return USD Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	-0.19%	-1.04%	1.05%
Class C (without contingent deferred sales charge)	0.79%	-1.04%	1.05%
Bloomberg U.S. Aggregate Bond Total Return USD Index	1.25%	-0.33%	1.35%
Bloomberg Municipal Bond Total Return USD Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 712,852,214
Holdings Count | Holding	155	[2]
Advisory Fees Paid, Amount	$ 3,438,257
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$712,852,214%
Total number of portfolio holdings	155^^
Total advisory fee paid	$3,438,257
Portfolio turnover rate	76%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2024 ) *
New York	13.4%
Texas	11.4%
Florida	10.6%
California	7.9%
Virginia	7.0%
Ohio	6.8%
Pennsylvania	6.0%
Massachusetts	5.4%
Illinois	4.6%
Arizona	2.3%
Other States	24.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000035677 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer AMT-Free Municipal Fund
Class Name	Class Y
Trading Symbol	PBYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended December 31, 2024, the Fund’s Class Y shares at NAV returned 1.87%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return USD Index, returned 1.25%. The performance benchmark, the Bloomberg Municipal Bond Total Return USD Index, returned 1.05% over the period.
  The key drivers of relative outperformance for the period were individual security selection and sector allocation. The Fund’s long duration positioning relative to the performance benchmark detracted from benchmark relative performance during the period.
  Security selection in the hospitals, transportation and leasing sectors contributed to benchmark relative returns.
  Security selection in the Industrial Development Revenue (IDR) /Pollution Control Revenue (PCR) and education sectors detracted slightly from benchmark relative performance.
  Underweight to state & local general obligation bonds, and overweights to hospitals and IDR/PCR municipal bonds also contributed to benchmark relative performance.
  An overweight to the higher education sector and underweight positioning to taxable municipal bonds also detracted from benchmark relative performance.
  From a ratings perspective, an overweight to AAA rating tier of municipal bonds and an underweight to the single A rating tier of municipal bonds relative to the benchmark detracted from benchmark relative returns, as lower quality municipal bonds outperformed higher rated AAA and A municipal bonds. An out-of-benchmark allocation to below investment grade municipal bonds was additive to benchmark relative performance during the period.
  The top performing state exposures in the Fund included: New York, California, and New Jersey. State exposures in Massachusetts, Florida and Ohio detracted from benchmark relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return USD Index and the Bloomberg Municipal Bond Total Return USD Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	1.87%	-0.05%	2.08%
Bloomberg U.S. Aggregate Bond Total Return USD Index	1.25%	-0.33%	1.35%
Bloomberg Municipal Bond Total Return USD Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 712,852,214
Holdings Count | Holding	155	[3]
Advisory Fees Paid, Amount	$ 3,438,257
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$712,852,214%
Total number of portfolio holdings	155^^
Total advisory fee paid	$3,438,257
Portfolio turnover rate	76%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
STATE DIVERSIFICATION
(as of December 31, 2024 ) *
New York	13.4%
Texas	11.4%
Florida	10.6%
California	7.9%
Virginia	7.0%
Ohio	6.8%
Pennsylvania	6.0%
Massachusetts	5.4%
Illinois	4.6%
Arizona	2.3%
Other States	24.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.